Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,336,661,273.04
Previously Paid Amount	356,956.34
Total Fee Amount	357,665.78
Total Offset Amount	(0)
Net Fee	$ 709.44